Notes Payable (Details) - Notes Payable, Other Payables [Member] - USD ($) $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2025	May 03, 2024
Secured Convertible Promissory Note [Member]
Notes Payable [Line Items]
Principal amount						$ 15,000	$ 15,000
Interest rate							10.00%
Notes payable outstanding				$ 15,000
Interest expense	$ 360	$ 386	$ 602
Clearing Organisation [Member]
Notes Payable [Line Items]
Notes payable outstanding				28,021	$ 19,391
Interest expense	$ 145	$ 30	$ 433	1,640	$ 609
Deferred cash consideration				$ 12,408			$ 12,408